Stock Compensation - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			1 Months Ended						6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2014 Restricted Stock [Member]	Sep. 30, 2013 Restricted Stock [Member]	Mar. 31, 2014 Restricted Stock [Member]	Mar. 31, 2013 Restricted Stock [Member]	Mar. 31, 2012 Restricted Stock [Member]	Sep. 30, 2014 Restricted Stock [Member] Vesting Immediately [Member]	Sep. 30, 2013 Restricted Stock [Member] Vesting Immediately [Member]	Mar. 31, 2014 Restricted Stock [Member] Vesting Immediately [Member]	Mar. 31, 2013 Restricted Stock [Member] Vesting Immediately [Member]	Mar. 31, 2012 Restricted Stock [Member] Vesting Immediately [Member]	Aug. 31, 2014 IPO [Member]	Sep. 30, 2014 Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2014 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2013 Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2012 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2014 2013 Stock Option Plan [Member]	Mar. 31, 2014 2013 Stock Option Plan [Member]	May 31, 2014 2013 Stock Option Plan [Member]	May 31, 2014 2013 Stock Option Plan [Member] Subsequent Event [Member]	Sep. 30, 2014 2013 Stock Option Plan [Member] Employee Stock Options [Member]	Aug. 31, 2013 2013 Stock Option Plan [Member] Employee Stock Options [Member]	Sep. 30, 2014 2013 Stock Option Plan [Member] Employee Stock Options [Member] Management [Member] Installment	Mar. 31, 2014 2013 Stock Option Plan [Member] Employee Stock Options [Member] Management [Member] Installment	Sep. 30, 2014 2013 Stock Option Plan [Member] Employee Stock Options [Member] Chief Executive Officer [Member]	Mar. 31, 2014 2013 Stock Option Plan [Member] Employee Stock Options [Member] Chief Executive Officer [Member]	Sep. 30, 2014 2000 Stock Option Plan [Member]	Sep. 30, 2013 2000 Stock Option Plan [Member]	Mar. 31, 2014 2000 Stock Option Plan [Member]	Mar. 31, 2013 2000 Stock Option Plan [Member]	Mar. 31, 2012 2000 Stock Option Plan [Member]	Sep. 30, 2014 2000 Stock Option Plan [Member] Employee Stock Options [Member] Management [Member] Installment	Mar. 31, 2014 2000 Stock Option Plan [Member] Employee Stock Options [Member] Management [Member] Installment	Sep. 30, 2014 2000 and 2013 Stock Option Plan [Member] Employee Stock Options [Member] General and Administrative Expense [Member]	Sep. 30, 2013 2000 and 2013 Stock Option Plan [Member] Employee Stock Options [Member] General and Administrative Expense [Member]	Mar. 31, 2014 2000 and 2013 Stock Option Plan [Member] Employee Stock Options [Member] General and Administrative Expense [Member]	Mar. 31, 2013 2000 and 2013 Stock Option Plan [Member] Employee Stock Options [Member] General and Administrative Expense [Member]	Mar. 31, 2012 2000 and 2013 Stock Option Plan [Member] Employee Stock Options [Member] General and Administrative Expense [Member]	Sep. 06, 2014 Non Employee Director Compensation Plan [Member] Directors	Sep. 30, 2014 Non Employee Director Compensation Plan [Member]	Sep. 30, 2013 Non Employee Director Compensation Plan [Member]	Sep. 30, 2014 Non Employee Director Compensation Plan [Member]	Sep. 30, 2013 Non Employee Director Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of shares allocated under ESOP, per share																	$ 12.50	$ 11.16	$ 11.26	$ 10.64	$ 9.85
Average fair value of shares allocated under ESOP, per share	$ 12.34	$ 10.92	$ 10.91	$ 9.85	$ 9.12
Compensation expense related to allocation of ESOP shares	$ 5,374	$ 5,026	$ 7,891	$ 7,283	$ 4,957
Stock awards, expiration period																												10 years	10 years	10 years	10 years						10 years	10 years
Stock awards, number of annual installments for vesting																												5	5								3	3
Stock-based awards, number of shares authorized for grant																								1,412	1,412	500	2,354																		282		282
Stock-based awards, vesting period						5 years		5 years																						4 years	4 years
Share-based compensation expense						1,548	1,178	1,849	1,462	356	0	385	385	533	316																								2,418	246	2,517	539	811		450	0	450	0
Stock-based awards, unrecognized compensation expense	5,307	9,319	6,884	597
Stock based awards, shares available for grant						333		334														1,412	442									1,097			1,177
Unrecognized compensation expense						$ 2,306		$ 2,812	$ 3,154																																				$ 450		$ 450
New grant, number of shares issued																78							1,958									78	15	14	137	5											48
New grant, fair market value of shares issued																$ 15.74
Stock-based awards, vesting period from the date of issuance																																															1 year
Shares granted								155	151	85																																		48
Number of directors to whom shares were granted																																												7
Fair market value of the granted shares								$ 13.64	$ 12.59	$ 10.70																																		$ 18.88
Vesting date																																																Feb. 27, 2015
Shares available for grant																																															234